UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

West Loop Realty Fund

(Class A: REIAX)

(Class C: REICX)

(Institutional Class: REIIX)

SEMI-ANNUAL REPORT

JUNE 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (800) 207-7108 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (800) 207-7108 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

West Loop Realty Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	10
Supplemental Information	17
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the West Loop Realty Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

West Loop Realty Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	CONSUMER DISCRETIONARY — 2.5%
	HOTELS, RESTAURANTS & LEISURE — 2.5%
15,000	Hilton Worldwide Holdings, Inc.	$1,466,100

	REAL ESTATE — 96.0%
	REITS-APARTMENTS — 24.6%
77,000	American Homes 4 Rent - REIT	1,871,870
17,000	AvalonBay Communities, Inc. - REIT	3,454,060
30,000	Camden Property Trust - REIT	3,131,700
12,000	Essex Property Trust, Inc. - REIT	3,503,160
95,000	Invitation Homes, Inc. - REIT	2,539,350
		14,500,140
	REITS-DATA CENTERS/TECH — 24.1%
10,000	American Tower Corp. - REIT	2,044,500
25,000	Crown Castle International Corp. - REIT	3,258,750
11,500	Equinix, Inc. - REIT	5,799,335
14,000	SBA Communications Corp. - REIT*	3,147,760
		14,250,345
	REITS-DIVERSIFIED — 4.0%
60,000	Armada Hoffler Properties, Inc. - REIT	993,000
23,000	Consolidated-Tomoka Land Co. - REIT	1,373,100
		2,366,100
	REITS-HOTELS — 3.4%
110,000	Host Hotels & Resorts, Inc. - REIT	2,004,200

	REITS-INDUSTRIAL — 10.1%
51,000	Americold Realty Trust - REIT	1,653,420
46,000	Liberty Property Trust - REIT	2,301,840
50,000	Rexford Industrial Realty, Inc. - REIT	2,018,500
		5,973,760
	REITS-NET LEASE — 1.6%
44,000	VICI Properties, Inc. - REIT	969,760

	REITS-OFFICE PROPERTY — 12.1%
18,000	Boston Properties, Inc. - REIT	2,322,000
52,000	Douglas Emmett, Inc. - REIT	2,071,680
29,000	Kilroy Realty Corp. - REIT	2,140,490

West Loop Realty Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-OFFICE PROPERTY (Continued)
7,500	SL Green Realty Corp. - REIT	$602,775
		7,136,945
	REITS-REGIONAL MALLS — 10.0%
32,000	Macerich Co. - REIT	1,071,680
27,000	Simon Property Group, Inc. - REIT	4,313,520
140,000	Washington Prime Group, Inc. - REIT	534,800
		5,920,000
	REITS-SHOPPING CENTERS — 4.6%
25,000	Regency Centers Corp. - REIT	1,668,500
60,000	Urban Edge Properties - REIT	1,039,800
		2,708,300
	REITS-TIMBER — 1.5%
85,000	CatchMark Timber Trust, Inc. - Class A - REIT	888,250
	TOTAL REAL ESTATE	56,717,800
	TOTAL COMMON STOCKS
	(Cost $48,632,787)	58,183,900

Principal Amount
	SHORT-TERM INVESTMENTS — 0.9%
$519,161	UMB Money Market Fiduciary, 0.25%[1]	519,161
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $519,161)	519,161
	TOTAL INVESTMENTS — 99.4%
	(Cost $49,151,948)	58,703,061
	Other Assets in Excess of Liabilities — 0.6%	365,564
	TOTAL NET ASSETS — 100.0%	$59,068,625

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

SUMMARY OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
REITS-Apartments	24.6%
REITS-Data Centers/Tech	24.1%
REITS-Office Property	12.1%
REITS-Industrial	10.1%
REITS-Regional Malls	10.0%
REITS-Shopping Centers	4.6%
REITS-Diversified	4.0%
REITS-Hotels	3.4%
Hotels, Restaurants & Leisure	2.5%
REITS-Net Lease	1.6%
REITS-Timber	1.5%
Total Common Stocks	98.5%
Short-Term Investments	0.9%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

West Loop Realty Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $49,151,948)	$58,703,061
Receivables:
Investment securities sold	598,830
Fund shares sold	18,424
Dividends and interest	224,951
Prepaid expenses	8,383
Total assets	59,553,649

Liabilities:
Payables:
Fund shares redeemed	399,076
Advisory fees	26,958
Shareholder servicing fees (Note 6)	14,727
Distribution fees - Class A & Class C (Note 7)	2,974
Fund services fees	17,084
Auditing fees	9,921
Trustees' deferred compensation (Note 3)	2,829
Chief Compliance Officer fees	2,304
Trustees' fees and expenses	1,740
Accrued other expenses	7,411
Total liabilities	485,024

Net Assets	$59,068,625

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$47,589,063
Total distributable earnings	11,479,562
Net Assets	$59,068,625

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$7,230,360
Shares of beneficial interest issued and outstanding	498,808
Redemption price[1]	14.50
Maximum sales charge (5.75% of offering price)[2]	0.88
Maximum offering price to public	$15.38

Class C Shares:
Net assets applicable to shares outstanding	$2,264,005
Shares of beneficial interest issued and outstanding	156,740
Redemption price[3]	$14.44

Institutional Class Shares:
Net assets applicable to shares outstanding	$49,574,260
Shares of beneficial interest issued and outstanding	3,415,883
Redemption price	$14.51

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	On sales of $50,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

STATEMENT OF OPERATIONS

For the Six Months ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$779,052
Interest	2,025
Total investment income	781,077

Expenses:
Advisory fees	255,136
Fund services fees	44,962
Shareholder servicing fees (Note 6)	29,595
Registration fees	20,499
Distribution fees - Class C (Note 7)	11,009
Distribution fees - Class A (Note 7)	9,204
Auditing fees	10,111
Chief Compliance Officer fees	8,922
Legal fees	7,002
Shareholder reporting fees	6,684
Trustees' fees and expenses	4,437
Miscellaneous	2,673
Insurance fees	712

Total expenses	410,946
Advisory fees waived	(60,555)
Net expenses	350,391
Net investment income	430,686

Realized and Unrealized Gain:
Net realized gain on investments	2,060,442
Net change in unrealized appreciation/depreciation on investments	8,145,433
Net realized and unrealized gain	10,205,875

Net Increase in Net Assets from Operations	$10,636,561

See accompanying Notes to Financial Statements.

West Loop Realty Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$430,686	$959,497
Net realized gain on investments	2,060,442	1,393,128
Net change in unrealized appreciation/depreciation on investments	8,145,433	(10,092,946)
Net increase (decrease) in net assets resulting from operations	10,636,561	(7,740,321)

Distributions to Shareholders:
Distributions:
Class A	(43,170)	(318,202)
Class C	(5,327)	(45,100)
Institutional Class	(368,649)	(1,614,250)
Total distributions to shareholders	(417,146)	(1,977,552)

Capital Transactions:
Net proceeds from shares sold:
Class A	200,425	2,003,621
Class C	-	379,332
Institutional Class	5,013,739	16,301,533
Reinvestment of distributions:
Class A	41,345	314,294
Class C	5,327	45,101
Institutional Class	350,719	1,433,594
Cost of shares redeemed:
Class A	(3,886,733)	(4,616,268)
Class C	(126,956)	(2,490,237)
Institutional Class	(9,325,113)	(48,707,313)
Net decrease in net assets from capital transactions	(7,727,247)	(35,336,343)

Total increase (decrease) in net assets	2,492,168	(45,054,216)

Net Assets:
Beginning of period	56,576,457	101,630,673
End of period	$59,068,625	$56,576,457

Capital Share Transactions:
Shares sold:
Class A	14,745	152,149
Class C	-	28,344
Institutional Class	366,983	1,251,463
Shares reinvested:
Class A	2,919	25,262
Class C	378	3,661
Institutional Class	24,729	114,671
Shares redeemed:
Class A	(299,705)	(361,610)
Class C	(9,148)	(190,463)
Institutional Class	(662,323)	(3,730,213)
Net decrease from capital share transactions	(561,422)	(2,706,736)

See accompanying Notes to Financial Statements.

West Loop Realty Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2019	For the Years Ended December 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.20	$13.84	$13.27	$12.86	$12.76	$10.00
Income from Investment Operations:
Net investment income[1]	0.09	0.14	0.20	0.12	0.11	0.14
Net realized and unrealized gain (loss)	2.30	(1.41)	0.72	0.88	0.44	2.87
Total from investment operations	2.39	(1.27)	0.92	1.00	0.55	3.01

Less Distributions:
From net investment income	(0.09)	(0.17)	(0.20)	(0.10)	(0.11)	(0.10)
From net realized gain	-	(0.20)	(0.15)	(0.49)	(0.34)	(0.15)
Total distributions	(0.09)	(0.37)	(0.35)	(0.59)	(0.45)	(0.25)

Net asset value, end of period	$14.50	$12.20	$13.84	$13.27	$12.86	$12.76

Total return [2]	19.57%[5]	(9.22)%	7.02%	7.79%	4.34%	30.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,230	$9,528	$13,352	$12,480	$5,171	$2,521

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.55%[4]	1.57%	1.60%	1.76%	1.82%	2.84%
After fees waived and expenses absorbed	1.35%[4]	1.35%	1.36%[3]	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.05%[4]	0.87%	1.23%	0.60%	0.50%	(0.22)%
After fees waived and expenses absorbed	1.25%[4]	1.09%	1.47%	0.86%	0.82%	1.12%

Portfolio turnover rate	13%[5]	22%	39%	24%	18%	13%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. If these sales charges were included total returns would be lower.
[3]	Effective February 1, 2017, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.35% of average daily net assets of Class A shares of the Fund. Prior to February 1, 2017, the annual operating expense limitation was 1.50%.
[4]	Annualized.
[5]	Not annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2019	For the Years Ended December 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.16	$13.78	$13.21	$12.81	$12.72	$10.00
Income from Investment Operations:
Net investment income[1]	0.03	0.04	0.10	0.01	0.01	0.05
Net realized and unrealized gain (loss)	2.28	(1.40)	0.72	0.88	0.44	2.87
Total from investment operations	2.31	(1.36)	0.82	0.89	0.45	2.92

Less Distributions:
From net investment income	(0.03)	(0.06)	(0.10)	- [2]	(0.02)	(0.05)
From net realized gain	-	(0.20)	(0.15)	(0.49)	(0.34)	(0.15)
Total distributions	(0.03)	(0.26)	(0.25)	(0.49)	(0.36)	(0.20)

Net asset value, end of period	$14.44	$12.16	$13.78	$13.21	$12.81	$12.72

Total return [3]	19.03%[6]	(9.88)%	6.26%	7.01%	3.56%	29.29%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,264	$2,013	$4,463	$4,388	$3,545	$1,711

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.30%[5]	2.32%	2.35%	2.51%	2.57%	3.59%
After fees waived and expenses absorbed	2.10%[5]	2.10%	2.11%[4]	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.30%[5]	0.12%	0.48%	(0.15)%	(0.25)%	(0.97)%
After fees waived and expenses absorbed	0.50%[5]	0.34%	0.72%	0.11%	0.07%	0.37%

Portfolio turnover rate	13%[6]	22%	39%	24%	18%	13%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of the date of purchase. If the sales charge was included total returns would be lower.
[4]	Effective February 1, 2017, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.10% of average daily net assets of Class C shares of the Fund. Prior to February 1, 2017, the annual operating expense limitation was 2.25%.
[5]	Annualized.
[6]	Not annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2019	For the Years Ended December 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.22	$13.85	$13.28	$12.87	$12.76	$10.00
Income from Investment Operations:
Net investment income[1]	0.10	0.18	0.23	0.15	0.14	0.16
Net realized and unrealized gain (loss)	2.29	(1.41)	0.73	0.88	0.45	2.87
Total from investment operations	2.39	(1.23)	0.96	1.03	0.59	3.03

Less Distributions:
From net investment income	(0.10)	(0.20)	(0.24)	(0.13)	(0.14)	(0.12)
From net realized gain	-	(0.20)	(0.15)	(0.49)	(0.34)	(0.15)
Total distributions	(0.10)	(0.40)	(0.39)	(0.62)	(0.48)	(0.27)

Net asset value, end of period	$14.51	$12.22	$13.85	$13.28	$12.87	$12.76

Total return[2]	19.61%[5]	(8.90)%	7.29%	8.02%	4.66%	30.51%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,574	$45,036	$83,815	$82,328	$74,662	$29,660

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.30%[4]	1.32%	1.35%	1.51%	1.57%	2.59%
After fees waived and expenses absorbed	1.10%[4]	1.10%	1.11%[3]	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.30%[4]	1.12%	1.48%	0.85%	0.75%	0.03%
After fees waived and expenses absorbed	1.50%[4]	1.34%	1.72%	1.11%	1.07%	1.37%

Portfolio turnover rate	13%[5]	22%	39%	24%	18%	13%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Effective February 1, 2017, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.10% of average daily net assets of Institutional Class shares of the Fund. Prior to February 1, 2017, the annual operating expense limitation was 1.25%.
[4]	Annualized.
[5]	Not annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Note 1 – Organization

West Loop Realty Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to September 30, 2014, the Fund was known as Chilton Realty Income and Growth Fund. The Fund seeks to achieve current income and long-term growth of capital. The Fund commenced investment operations on December 31, 2013, with four classes of shares, Class A, Class C, Class T, and Institutional Class. T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, "Financial Services - Investment Companies", Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Real Estate Market Risk

The Fund concentrates investment of its assets in the real estate industry. Therefore, investment in the Fund will be closely linked to the performance of the real estate markets and will be susceptible to adverse economic, legal, regulatory, employment, cultural or technological developments in the industry.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FASB Accounting Standard Codification, "Accounting for Uncertainty in Income Taxes", Topic 740 (ASC 740) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2015-2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividend income from real estate investment trusts (“REITs”) may be classified as dividend, capital gains, and/or return of capital. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85% of the Fund’s average daily net assets. The Advisor engages Chilton Capital Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.35%, 2.10%, and 1.10% of the average daily net assets of the Class A Shares, Class C Shares, and Institutional Class Shares, respectively. This agreement is in effect until April 30, 2020, and may be terminated before that date only by the Trust’s Board of Trustees.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the Advisor waived a portion of its advisory fees totaling $60,555. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2019, the amount of these potentially recoverable expenses was $704,524. The Advisor may recapture all or a portion of these amounts no later than December 31 of the years stated below:

2019	$245,009
2020	232,328
2021	166,632
2022	60,555
Total	$704,524

UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2019, are reported on the Statement of Operations as Fund services fees.

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2019, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2019, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2019, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$49,521,484

Gross unrealized appreciation	$11,208,034
Gross unrealized depreciation	(2,026,457)
Net unrealized appreciation on investments	$9,181,577

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$134
Undistributed long-term capital gains	223,869
Tax accumulated earnings	224,003

Accumulated capital and other losses	-
Unrealized appreciation on investments	1,036,144
Total accumulated earnings	$1,260,147

The tax character of distributions paid during the fiscal years ended December 31, 2018 and December 31, 2017 were as follows:

Distribution paid from:	2018	2017
Ordinary income	$1,025,982	$2,064,895
Net long-term capital gains	951,570	642,218
Total distributions paid	$1,977,552	$2,707,113

Note 5 – Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments, excluding short-term investments, were $7,389,440 and $15,965,410, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the six months ended June 30, 2019, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, "Fair Value Measurement and Disclosures", Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$58,183,900	$-	$-	$58,183,900
Short-Term Investments	519,161	-	-	519,161
Total Investments	$58,703,061	$-	$-	$58,703,061

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 10 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – New Accounting Pronouncement

In August 2018, the Securities and Exchange Commission (the "SEC") adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

West Loop Realty Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

West Loop Realty Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 19-20, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Chilton Capital Management LLC (the “Sub-Advisor”) with respect to the West Loop Realty Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the MSCI U.S. REIT Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Real Estate fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended March 31, 2019; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns and the MSCI U.S. REIT Index return. For the three-year period, the Fund’s annualized total return was below the Peer Group and Fund Universe median returns and the MSCI Index return by 0.07%, 0.17%, and 0.80%, respectively. The Fund’s total return for the one-year period was below the Fund Universe median return by 1.61%, the Peer Group median return by 2.21%, and the MSCI Index return by 4.62%. The Fund received four-star ratings from Morningstar, Inc. for 2017, 2018 and the 2019 year to date. The Trustees considered the Sub-Advisor’s explanation that the Fund’s underperformance over the one- and three-year periods was primarily attributable to the Fund’s positioning in 2018, which included no allocation to the triple net lease and healthcare sectors during a time when both outperformed the MSCI Index despite rising interest rates, which has not occurred historically. The Trustees also considered the Sub-Advisor’s belief that the Fund’s positioning is appropriate, and that it is expected to result in improved performance over the long term. The Trustees also observed that the Fund’s standard deviation and Morningstar risk score ranked in the top quartile of the Peer Group and Fund Universe over the one-year period, and in the second quartile of the Peer Group and Fund Universe over the three-year period, which means that the Fund has relatively low volatility of returns.

West Loop Realty Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Fund Universe medians by 0.10%. The Trustees noted the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given that the Fund’s strategy is a high conviction, concentrated, actively-managed strategy that, unlike many of the Peer Group funds, is capacity-constrained as it historically has included exposure to micro-, small-, mid-, and large-cap REITs. The Trustees also considered the Investment Advisor’s observation that most other funds in the Peer Group are more passively managed and oriented to their benchmarks than the Fund. The Trustees noted that the Investment Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor. The Trustees considered that the Fund’s advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.04% and 0.16%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2019, noting that the Investment Advisor had waived a portion of its advisory fee for the Fund. The Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Fund was reasonable.

West Loop Realty Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Chilton Capital Management LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund, and noted that the Fund’s sub-advisory fee was lower than the standard fees that the Sub-Advisor charges to its institutional clients for separately managed accounts with similar objectives and policies as the Fund. The Board noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

West Loop Realty Fund

EXPENSE EXAMPLE

For the Six Months Ended June 30, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 – 6/30/19*
Class A
Actual Performance	$ 1,000.00	$ 1,195.70	$ 7.35
Hypothetical (5% annual return before expenses)	1,000.00	1,018.09	6.76
Class C
Actual Performance	1,000.00	1,190.30	11.40
Hypothetical (5% annual return before expenses)	1,000.00	1,014.39	10.49
Institutional Class
Actual Performance	1,000.00	1,196.10	5.99
Hypothetical (5% annual return before expenses)	1,000.00	1,019.29	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.10% and 1.10% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

West Loop Realty Fund

A series of Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.

100 Wall Street, 20th Floor

New York, New York 10005

Sub-Advisor

Chilton Capital Management LLC

1177 West Loop South, Suite 1750

Houston, Texas 77027

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
West Loop Realty Fund - Class A	REIAX	46141P 446
West Loop Realty Fund - Class C	REICX	46141P 438
West Loop Realty Fund - Institutional Class	REIIX	46141P 420

Privacy Principles of the West Loop Realty Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the West Loop Realty Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 207-7108.

West Loop Realty Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/9/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/9/19